SUBSEQUENT EVENTS	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
9. Subsequent Event
For the purposes of the financial statements as of September 30, 2022 and the three and nine months then ended, the Company has evaluated subsequent events through the date on which the financial statements were issued.
Business Combination closing of APAC and OmniAb
On November 1, 2022, Ligand completed the separation (the “Separation”) of its antibody discovery business and certain related assets and liabilities through a spin-off of OmniAb to Ligand’s shareholders of record as of October 26, 2022 (the “Record Date”) on a pro rata basis (the “Distribution”) and merger (the “Merger”) of OmniAb with a wholly owned subsidiary of APAC in a Reverse Morris Trust transaction (collectively, the “Transactions”) pursuant to the Merger Agreement and the Separation Agreement (collectively with the other related transaction documents, the “Transaction Agreements”). The day prior to the Closing, OmniAb was renamed OmniAb Operations, Inc. and APAC was renamed OmniAb, Inc. (“New OmniAb”). Pursuant to the Transaction Agreements, Ligand contributed to OmniAb cash and certain assets and liabilities constituting the OmniAb business, including certain related subsidiaries of Ligand, to OmniAb (the “Contribution”). In consideration for the Contribution, OmniAb issued to Ligand additional shares of OmniAb common stock such that the number of shares of OmniAb common stock then outstanding equaled the number of shares of OmniAb common stock necessary to effect the Distribution. Pursuant to the Distribution, Ligand shareholders as of the Record Date received one share of OmniAb common stock for each share of Ligand common stock held as of such date. Pursuant to the Merger Agreement, each share of OmniAb common stock was thereafter exchanged for the right to receive 4.90007 shares of New OmniAb common stock and 0.75842 shares of New OmniAb common stock subject to price-based earnout triggers (the “Earnout Shares”). The Earnout Shares will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of New OmniAb for any
20
trading days over a consecutive
30
trading-day period during the five-year period following the Closing, with (i) fifty percent of such Earnout Shares vesting upon achievement of a VWAP of $12.50 per share of New OmniAb common stock or upon the occurrence of a change of control transaction that will result in the holders of New OmniAb common stock receiving a price per share in excess of $12.50, and (ii) the remaining fifty percent of the Earnout Shares vesting upon achievement of a VWAP of $15.00 per share of New OmniAb common stock or upon the occurrence of a change of control transaction that will result in the holders of New OmniAb common stock receiving a price per share in excess of $15.00. The Earnout Shares are not transferable until the vesting condition for the applicable tranche of Earnout Shares has been achieved. Upon the closing of the Transactions, the ownership of the outstanding stock of New OmniAb (including the Earnout Shares) was as follows: Ligand’s existing shareholders held approximately 85.0%, APAC’s existing public shareholders held approximately 1.1% and the sponsor and related parties of APAC held approximately 13.9%. Fractional shares of New OmniAb common stock were not issued pursuant to the Merger. Instead, shareholders received cash in lieu of any fractional share (other than with respect to Earnout Shares).
As of the Closing, New OmniAb expected to have approximately $95.8 million of net cash. On November 2, 2022, New OmniAb began regular-way trading on NASDAQ under the ticker symbol “OABI.” Ligand continues to trade under the ticker symbol “LGND.”

Avista Public Acquisition Corp. II [Member]
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as mentioned below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On November 1, 2022, the parties to the Merger Agreement completed the Business Combination. Holders of 21,713,864 shares of the Company’s Class A Ordinary Shares sold in the Initial Public Offering exercised their right to redeem those shares for a pro rata portion of the Trust Account holding the proceeds from the Company’s Initial Public Offering, calculated as of two business days prior to the extraordinary general meeting of the shareholders, at a price of approximately $10.32 per share, for an aggregate of approximately $224 million. The per share redemption price of approximately $10.32 for public shareholders electing redemption was paid out of the Trust Account. For more information regarding the Business Combination, see Note 1, Note 2, Note 6 and OmniAb’s Current Report on Form
8-K
filed on November 7, 2022.

NOTE 8. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than the items disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On March 14, 2022, the Company entered into a promissory note pursuant to the Working Capital Loans terms as outlined in Note 5 with the Sponsor (the “Sponsor Working Capital Loan”) to which the Company could borrow up to an aggregate of $750,000. The Sponsor Working Capital Loan is non-interest
bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date that the winding up of the
Company is effective. The unpaid principal balance on the Sponsor Working Capital Loan may be convertible into warrants at the option of the Sponsor at a price of $1.50 per warrant. The warrants would be identical to the Private Placement Warrants. On March 15, 2022, the Company drew down $500,000 under the Sponsor Working Capital Loan.
Proposed Business Combination
On March 23, 2022, we entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, Ligand Pharmaceuticals Incorporated, a Delaware corporation (“Ligand”), OmniAb, Inc., a Delaware corporation and wholly-owned subsidiary of Ligand (“OmniAb” and, together with Ligand, collectively, the “Companies”), and Orwell Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), pursuant to which we will combine with OmniAb, Ligand’s antibody discovery business (the “OmniAb Business”), in a Reverse Morris Trust transaction. Also on March 23, 2022, and in connection with the execution of the Merger Agreement, (a) the Company, Ligand, OmniAb and Merger Sub entered into that certain Employee Matters Agreement, (the “Employee Matters Agreement”), (b) OmniAb and our sponsor entered into that certain sponsor insider letter agreement (the “Sponsor Insider Agreement”) with the Company and certain insiders of the Company (the “Insiders”) and (c) we amended and restated that certain forward purchase agreement, dated August 9, 2021, by entering into the amended and restated forward purchase agreement (the “A&R FPA”), by and among the Company, our sponsor and OmniAb.
Immediately prior to the Merger (as defined below) and pursuant to a Separation and Distribution Agreement, dated as of March 23, 2022, among the Company, Ligand and OmniAb (the “Separation Agreement”), Ligand will, among other things and subject to the terms and conditions of the Separation Agreement, transfer the OmniAb Business, including certain related subsidiaries of Ligand, to OmniAb and, in connection therewith, will distribute (the “Distribution”) to Ligand stockholders 100% of the common stock of OmniAb, par value $0.001 (the “OmniAb Common Stock”).
Immediately following the Distribution, in accordance with and subject to the terms and conditions of the Merger Agreement, Merger Sub will merge with and into OmniAb (the “Merger”), with OmniAb continuing as the surviving company in the Merger and as a wholly-owned subsidiary of the Company.
The Merger Agreement, along with the Separation Agreement and the other transaction documents to be entered into in connection therewith, provides for, among other things, the consummation of the following transactions (collectively, the “OmniAb Business Combination”): (i) we will redomicile by way of continuation from the Cayman Islands to Delaware and domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law and with Section 206 of the Cayman Islands Companies Act (As Revised) at least one business day prior to the closing of the proposed OmniAb Business Combination (the “Domestication”), (ii) Ligand will transfer the OmniAb Business (the “Separation”) to its wholly-owned subsidiary, OmniAb, and contribute $15 million in capital thereto (less certain transaction and other expenses), and (iii) following the Separation, Ligand will distribute 100% of the shares of OmniAb Common Stock, to Ligand stockholders by way of the Distribution. Following the completion of the foregoing transactions and subject to the satisfaction or waiver of certain other conditions set forth in the Merger Agreement, the parties shall consummate the Merger. The Distribution and Merger are intended to qualify as
“tax-free”
transactions.
Upon consummation of the proposed OmniAb Business Combination, and after the Domestication, we will have one class of common stock, par value $0.0001 per share (the “APAC Common Stock”), which will be listed on Nasdaq under the ticker symbol “OABI.” Our then-outstanding warrants will be listed on Nasdaq under the ticker symbol “OABIW.”

At the time the proposed OmniAb Business Combination is effected (the “Closing”), each share of OmniAb Common Stock outstanding after the Distribution and immediately prior to the effective time of the Merger will be converted into a number of shares of APAC Common Stock based on an exchange ratio determined by reference to a pre-money
equity value for OmniAb of $850 million. Holders of OmniAb options, restricted stock units and performance stock units (determined after the Distribution and the division of Ligand equity awards into both Ligand equity awards and OmniAb equity awards pursuant to the Employee Matters Agreement) will have their awards rolled over into equity awards of the Company and adjusted pursuant to the exchange ratio.
In addition, at the Closing, holders of OmniAb Common Stock and equity awards will also receive earnout consideration in the form of an additional 15,000,000 shares of APAC Common Stock (the “OmniAb Earnout Shares”), with 50% of such earnout shares vesting upon the combined company’s achievement of a post-transaction volume-weighted average price (“VWAP”) of $12.50 per share of APAC Common Stock for any 20 trading days over a consecutive 30 trading-day
period, and the remainder vesting upon achievement of a post-transaction VWAP of $15.00 per share of APAC Common Stock for any 20 trading days over a consecutive 30 trading-day
period, in each case provided such vesting occurs during the five-year period following the Closing.
In connection with the proposed OmniAb Business Combination, upon the Domestication (i) all issued and outstanding Class A ordinary shares and Class B ordinary shares will convert automatically, on a one-for-one
basis, into shares of APAC Common Stock, (ii) all issued and outstanding warrants will convert automatically into warrants to acquire shares of APAC Common Stock and (iii) all issued and outstanding Units will separate and convert automatically into one share of APAC Common Stock and one-third
of one warrant to purchase APAC Common Stock.
The consummation of the proposed OmniAb Business Combination is subject to certain conditions as further described in the Merger Agreement.